Investment of the Plan and the Long Island Electric Utility Servco LLC Incentive Thrift Plan I (Thrift Plan I) in the Master Trust - Schedule of Assets, Investment Income and Interests in Assets of Master Trust (Details) - EBP 003 - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Investments at Fair Value	$ 425,816	$ 375,627
Total Investment Income, Net	56,403
Investments, Plan Interest in Master Employee Benefit Plan Trust	425,816	375,627
Master Trust
EBP, Master Trust [Line Items]
Investments at Fair Value	854,647	726,726
Net Appreciation (Depreciation) in Fair Value	115,337
Total Investment Income, Net	115,745
Plan Interest in Master Trust
EBP, Master Trust [Line Items]
Investments at Fair Value	425,816	375,627
Mutual Funds | Master Trust
EBP, Master Trust [Line Items]
Investments at Fair Value	72,250	114,616
Net Appreciation (Depreciation) in Fair Value	11,614
Mutual Funds | Plan Interest in Master Trust
EBP, Master Trust [Line Items]
Investments at Fair Value	45,207	67,355
Collective Investment Trusts | Master Trust
EBP, Master Trust [Line Items]
Investments at Fair Value	755,688	586,491
Net Appreciation (Depreciation) in Fair Value	103,436
Collective Investment Trusts | Plan Interest in Master Trust
EBP, Master Trust [Line Items]
Investments at Fair Value	371,178	299,127
Commingled Bonds | Master Trust
EBP, Master Trust [Line Items]
Investments at Fair Value	13,732	12,349
Net Appreciation (Depreciation) in Fair Value	920
Commingled Bonds | Plan Interest in Master Trust
EBP, Master Trust [Line Items]
Investments at Fair Value	4,918	4,878
Common Stock of PSEG | Master Trust
EBP, Master Trust [Line Items]
Investments at Fair Value	12,977	13,270
Net Appreciation (Depreciation) in Fair Value	(633)
Dividends	408
Common Stock of PSEG | Plan Interest in Master Trust
EBP, Master Trust [Line Items]
Investments at Fair Value	$ 4,513	$ 4,267